Schedule of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions (Details) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 24, 2014	May 01, 2014	Nov. 30, 2013	Jun. 30, 2014	Mar. 31, 2014
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1					$ 0.25
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2					0.25
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3					1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4					5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5					1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6					138.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7					338.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 8					138.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 9					338.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 10					0.55
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 11					0.25
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 12					0.43
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 13					0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 14					0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1			0.50
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2			0.50
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3			1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4			5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5			1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6			120.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7			265.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 8			120.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 9			265.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 10			0.55
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 11			0.43
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 12			0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 13			0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1	0.3275
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2	1
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3	331.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4	0.43
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5	0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1		0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2		0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3		5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4		5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5		306.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6		306.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7		0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 8		0.1875
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 9		0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 10		0.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 1				0.1282
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 2				4
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 3				$ 5
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 4				282.00%
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 5				0.55
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 6				0.15
Derivative Liability Schedule Of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions 7				0.00%